The Gabelli Dividend & Income Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.8%
Aerospace  — 2.2%
1,000 Airbus SE ....................... $ 146,068
7,370 Allient Inc. ...................... 139,956
1,950 BAE Systems plc, ADR ............. 129,383
3,000 Ducommun Inc.† ................. 197,490
2,000 Elbit Systems Ltd. ................. 400,200
1,000 Embraer SA, ADR† ................ 35,370
4,400 General Dynamics Corp. ............ 1,329,680
12,000 HEICO Corp. ..................... 3,137,760
35,000 Hexcel Corp. ..................... 2,164,050
75,000 Howmet Aerospace Inc. ............. 7,518,750
75,850 L3Harris Technologies Inc. ........... 18,042,440
10,000 Leidos Holdings Inc. ............... 1,630,000
3,000 Lockheed Martin Corp. ............. 1,753,680
2,325 Mercury Systems Inc.† ............. 86,025
3,213 Northrop Grumman Corp. ........... 1,696,689
10,000 Park Aerospace Corp. .............. 130,300
1,200,000 Rolls-Royce Holdings plc† ........... 8,458,080
37,880 RTX Corp. ...................... 4,589,541
6,800 Spirit AeroSystems Holdings Inc., Cl. A† . 221,068
1,100 Thales SA ...................... 174,547
56,900 The Boeing Co.† .................. 8,651,076
10,000 Woodward Inc. ................... 1,715,100
62,347,253
Agriculture  — 0.0%
5,000 Corteva Inc. ..................... 293,950
Automotive  — 0.7%
15,000 Daimler Truck Holding AG ........... 561,528
46,000 Ford Motor Co. ................... 485,760
77,500 General Motors Co. ................ 3,475,100
338,500 Iveco Group NV .................. 3,397,994
105,000 PACCAR Inc. .................... 10,361,400
75,000 Piaggio & C SpA .................. 219,736
49,500 Traton SE ....................... 1,619,967
20,121,485
Automotive: Parts and Accessories  — 2.6%
78,676 Aptiv plc† ...................... 5,665,459
15,000 Atmus Filtration Technologies Inc. ..... 562,950
168,932 Dana Inc. ....................... 1,783,922
500,000 Dowlais Group plc ................. 390,055
328,915 Garrett Motion Inc.† ............... 2,690,525
260,100 Genuine Parts Co. ................. 36,330,768
6,000 Lear Corp. ...................... 654,900
12,000 Modine Manufacturing Co.† .......... 1,593,480
42,000 Monro Inc. ...................... 1,212,120
18,900 O'Reilly Automotive Inc.† ............ 21,765,240
15,000 Phinia Inc. ...................... 690,450
73,339,869
Shares
Market
Value
Broadcasting  — 0.3%
577,500 Grupo Televisa SAB, ADR ............ $ 1,478,400
38,380 Liberty Broadband Corp., Cl. C† ....... 2,966,390
155,000 Sinclair Inc. ..................... 2,371,500
85,001 Sirius XM Holdings Inc. ............. 2,010,262
35,000 TEGNA Inc. ..................... 552,300
9,378,852
Building and Construction  — 1.9%
3,000 Arcosa Inc. ...................... 284,280
6,000 Builders FirstSource Inc.† ........... 1,163,160
102,000 Carrier Global Corp. ............... 8,209,980
3,500 Cie de Saint-Gobain SA ............. 318,383
52,200 Fortune Brands Innovations Inc. ....... 4,673,466
4,500 H&E Equipment Services Inc. ......... 219,060
128,193 Herc Holdings Inc. ................ 20,437,810
150,000 Johnson Controls International plc ..... 11,641,500
17,500 Masterbrand Inc.† ................. 324,450
11,000 Sika AG ........................ 3,640,456
5,625 United Rentals Inc. ................ 4,554,731
55,467,276
Business Services  — 3.2%
2,500 Fidelity National Information Services Inc. 209,375
4,500 ITOCHU Corp. .................... 240,397
16,000 Jardine Matheson Holdings Ltd. ....... 624,960
74,000 JCDecaux SE† ................... 1,655,699
11,000 Loomis AB ...................... 361,545
11,000 Marubeni Corp. ................... 179,092
139,000 Mastercard Inc., Cl. A .............. 68,638,200
10,000 Mitsubishi Corp. .................. 205,427
9,500 Mitsui & Co. Ltd. ................. 210,061
12,500 Paysafe Ltd.† .................... 280,375
60,500 Rentokil Initial plc, ADR ............. 1,508,265
10,000 RXO Inc.† ...................... 280,000
30,503 Steel Partners Holdings LP† .......... 1,249,098
25,000 Stericycle Inc.† ................... 1,525,000
8,000 Sumitomo Corp. .................. 177,784
4,000 U-Haul Holding Co.† ............... 309,920
71,000 UL Solutions Inc., Cl. A ............. 3,500,300
52,000 Vestis Corp. ..................... 774,800
37,600 Visa Inc., Cl. A ................... 10,338,120
92,268,418
Cable and Satellite  — 0.8%
15,000 Cogeco Inc. ..................... 663,463
380,000 Comcast Corp., Cl. A ............... 15,872,600
22,500 EchoStar Corp., Cl. A† .............. 558,450
10,000 Liberty Latin America Ltd., Cl. A† ...... 95,800
130,000 Liberty Latin America Ltd., Cl. C† ...... 1,233,700
95,000 Rogers Communications Inc., Cl. B ..... 3,819,950
22,243,963

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Communications Equipment  — 0.6%
24,000 Arista Networks Inc.† .............. $ 9,211,680
106,000 Corning Inc. ..................... 4,785,900
7,500 QUALCOMM Inc. ................. 1,275,375
69,500 Telesat Corp.† ................... 915,315
16,188,270
Computer Hardware  — 1.0%
110,550 Apple Inc. ...................... 25,758,150
10,000 Dell Technologies Inc., Cl. C .......... 1,185,400
5,000 HP Inc. ........................ 179,350
17,500 Micron Technology Inc. ............. 1,814,925
28,937,825
Computer Software and Services  — 6.1%
30,000 3D Systems Corp.† ................ 85,200
1,000 Akamai Technologies Inc.† ........... 100,950
1,000 Alibaba Group Holding Ltd., ADR ...... 106,120
27,000 Alphabet Inc., Cl. A ................ 4,477,950
203,300 Alphabet Inc., Cl. C ................ 33,989,727
117,800 Amazon.com Inc.† ................ 21,949,674
1,000 Aspen Technology Inc.† ............. 238,820
8,520 Backblaze Inc., Cl. A† .............. 54,443
4,000 Check Point Software Technologies Ltd.† . 771,240
23,000 Cisco Systems Inc. ................ 1,224,060
17,800 CrowdStrike Holdings Inc., Cl. A† ...... 4,992,366
7,530 Edgio Inc.† ...................... 753
5,000 Fastly Inc., Cl. A† ................. 37,850
6,000 Fiserv Inc.† ..................... 1,077,900
2,031 Fortinet Inc.† .................... 157,504
2,500 Gen Digital Inc. ................... 68,575
558,589 Hewlett Packard Enterprise Co. ........ 11,428,731
4,790 Intuit Inc. ....................... 2,974,590
52,900 Kyndryl Holdings Inc.† ............. 1,215,642
33,150 Meta Platforms Inc., Cl. A ........... 18,976,386
108,300 Microsoft Corp. .................. 46,601,490
9,086 MKS Instruments Inc. .............. 987,739
81,000 N-able Inc.† ..................... 1,057,860
2,500 Oracle Corp. ..................... 426,000
50,000 Oxford Metrics plc ................ 40,108
49,700 Rockwell Automation Inc. ........... 13,342,462
1,000 Rubrik Inc., Cl. A† ................. 32,150
4,500 SAP SE, ADR .................... 1,030,950
7,400 ServiceNow Inc.† ................. 6,618,486
42,973 SolarWinds Corp. ................. 560,798
24,000 Stratasys Ltd.† ................... 199,440
19,757 Vimeo Inc.† ..................... 99,773
174,925,737
Consumer Products  — 2.2%
30,000 Church & Dwight Co. Inc. ........... 3,141,600
275,000 Edgewell Personal Care Co. .......... 9,993,500
Shares
Market
Value
43,000 Energizer Holdings Inc. ............. $ 1,365,680
95,000 Hanesbrands Inc.† ................ 698,250
1,700 Johnson Outdoors Inc., Cl. A ......... 61,540
400 Kering SA ...................... 114,365
3,995 Nintendo Co. Ltd., ADR ............. 53,213
221,000 Philip Morris International Inc. ........ 26,829,400
86,670 Spectrum Brands Holdings Inc. ....... 8,245,784
1,750 The Estee Lauder Companies Inc., Cl. A .. 174,458
71,500 The Procter & Gamble Co. ........... 12,383,800
12,000 The Scotts Miracle-Gro Co. .......... 1,040,400
64,101,990
Consumer Services  — 0.3%
86,530 Arlo Technologies Inc.† ............. 1,047,878
14,100 Ashtead Group plc ................ 1,090,719
20,000 Avis Budget Group Inc. ............. 1,751,800
7,000 Travel + Leisure Co. ................ 322,560
54,000 Uber Technologies Inc.† ............ 4,058,640
8,271,597
Diversified Industrial  — 4.8%
500 Agilent Technologies Inc. ............ 74,240
16,117 Albany International Corp., Cl. A ....... 1,431,995
10,555 American Outdoor Brands Inc.† ....... 97,317
240,000 Ampco-Pittsburgh Corp.† ........... 480,000
37,000 Ardagh Group SA† ................ 178,155
10,845 AZZ Inc. ........................ 895,905
20,000 Barnes Group Inc. ................. 808,200
95,000 Bouygues SA .................... 3,178,823
10,000 Cadre Holdings Inc. ................ 379,500
14,800 Crane Co. ....................... 2,342,544
2,000 Crane NXT Co. ................... 112,200
44,900 Eaton Corp. plc ................... 14,881,656
122,100 General Electric Co. ................ 23,025,618
3,500 Graham Corp.† ................... 103,565
6,500 Greif Inc., Cl. A ................... 407,290
105,000 Griffon Corp. .................... 7,350,000
12,500 GXO Logistics Inc.† ............... 650,875
176,300 Honeywell International Inc. .......... 36,442,973
11,000 Hyster-Yale Inc. .................. 701,470
43,199 Intevac Inc.† .................... 146,877
37,500 ITT Inc. ........................ 5,606,625
2,278 Moog Inc., Cl. A .................. 460,202
10,000 nVent Electric plc ................. 702,600
14,500 Pentair plc ...................... 1,417,955
10,678 Proto Labs Inc.† .................. 313,613
100,000 Senior plc ...................... 204,286
1,250 Siemens AG ..................... 252,323
6,500 Sulzer AG ....................... 1,062,917
291,300 Textron Inc. ..................... 25,803,354
15,225 The Sherwin-Williams Co. ........... 5,810,926
300,000 Toray Industries Inc. ............... 1,760,028
36,000 Trinity Industries Inc. ............... 1,254,240

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
8,000 United States Steel Corp. ............ $ 282,640
138,620,912
Electronics  — 2.5%
5,000 Flex Ltd.† ....................... 167,150
1,000 Garmin Ltd. ..................... 176,030
56,733 Intel Corp. ...................... 1,330,956
10,025 Kimball Electronics Inc.† ............ 185,563
143,000 Resideo Technologies Inc.† .......... 2,880,020
5,650 Signify NV ...................... 133,081
358,607 Sony Group Corp., ADR ............. 34,630,678
37,000 TE Connectivity plc ................ 5,586,630
89,200 Texas Instruments Inc. ............. 18,426,044
11,000 Thermo Fisher Scientific Inc. ......... 6,804,270
3,500 Universal Display Corp. ............. 734,650
71,055,072
Energy and Utilities  — 0.5%
100,000 Alliant Energy Corp. ............... 6,069,000
400 Cheniere Energy Inc. ............... 71,936
26,850 GE Vernova Inc.† ................. 6,846,213
16,000 Northwest Natural Holding Co. ........ 653,120
27,000 NOV Inc. ....................... 431,190
14,071,459
Energy and Utilities: Electric  — 0.3%
2,000 ALLETE Inc. ..................... 128,380
5,000 American Electric Power Co. Inc. ...... 513,000
29,000 Electric Power Development Co. Ltd. .... 483,249
59,000 Evergy Inc. ...................... 3,658,590
12,000 Pinnacle West Capital Corp. .......... 1,063,080
10,000 Portland General Electric Co. ......... 479,000
21,000 PPL Corp. ...................... 694,680
61,600 The AES Corp. ................... 1,235,696
6,500 WEC Energy Group Inc. ............. 625,170
8,880,845
Energy and Utilities: Integrated  — 1.4%
18,000 Chubu Electric Power Co. Inc. ........ 210,527
20,000 Endesa SA ...................... 437,023
228,000 Enel SpA ....................... 1,821,002
12,500 Eversource Energy ................ 850,625
25,000 Hawaiian Electric Industries Inc.† ...... 242,000
410,000 Hera SpA ....................... 1,634,794
16,000 Hokkaido Electric Power Co. Inc. ...... 107,461
45,000 Iberdrola SA, ADR ................. 2,789,550
115,000 Korea Electric Power Corp., ADR† ...... 892,400
23,000 Kyushu Electric Power Co. Inc. ........ 250,043
23,000 MGE Energy Inc. .................. 2,103,350
157,000 NextEra Energy Inc. ................ 13,271,210
5,000 NextEra Energy Partners LP .......... 138,100
49,000 NiSource Inc. .................... 1,697,850
Shares
Market
Value
10,000 Northwestern Energy Group Inc. ....... $ 572,200
57,500 OGE Energy Corp. ................. 2,358,650
11,000 Ormat Technologies Inc. ............ 846,340
120,000 PG&E Corp. ..................... 2,372,400
30,000 Public Service Enterprise Group Inc. .... 2,676,300
50,000 Shikoku Electric Power Co. Inc. ....... 442,686
35,000 The Chugoku Electric Power Co. Inc. .... 237,920
18,000 The Kansai Electric Power Co. Inc. ..... 296,817
52,000 Tohoku Electric Power Co. Inc. ........ 496,030
73,000 TXNM Energy Inc. ................. 3,195,210
39,940,488
Energy and Utilities: Natural Gas  — 1.3%
16,000 APA Corp. ...................... 391,360
190,000 Enterprise Products Partners LP ....... 5,530,900
47,000 Kinder Morgan Inc. ................ 1,038,230
239,500 National Fuel Gas Co. .............. 14,516,095
89,791 National Grid plc .................. 1,236,475
20,000 National Grid plc, ADR .............. 1,393,400
14,300 ONEOK Inc. ..................... 1,303,159
75,000 Sempra ........................ 6,272,250
37,000 Southwest Gas Holdings Inc. ......... 2,729,120
74,000 UGI Corp. ....................... 1,851,480
36,262,469
Energy and Utilities: Oil  — 3.8%
70,900 Chevron Corp. ................... 10,441,443
211,100 ConocoPhillips ................... 22,224,608
65,000 Devon Energy Corp. ............... 2,542,800
123,000 Eni SpA, ADR .................... 3,728,130
375,000 Equinor ASA, ADR ................ 9,498,750
111,600 Exxon Mobil Corp. ................ 13,081,752
15,400 Hess Corp. ...................... 2,091,320
79,000 Innovex International Inc.† ........... 1,159,720
124,000 Marathon Petroleum Corp. ........... 20,200,840
73,000 Occidental Petroleum Corp. .......... 3,762,420
100,000 PetroChina Co. Ltd., Cl. H ........... 81,555
25,000 Petroleo Brasileiro SA, ADR .......... 360,250
52,000 Phillips 66 ...................... 6,835,400
75,000 Repsol SA, ADR .................. 987,000
92,800 Shell plc, ADR ................... 6,120,160
2,900 Texas Pacific Land Corp. ............ 2,565,746
70,000 TotalEnergies SE, ADR .............. 4,523,400
2,891 Woodside Energy Group Ltd., ADR ..... 49,841
110,255,135
Energy and Utilities: Services  — 1.2%
4,000 Baker Hughes Co. ................. 144,600
581,025 Halliburton Co. ................... 16,878,777
112,975 Oceaneering International Inc.† ....... 2,809,688
347,000 Schlumberger NV ................. 14,556,650
34,389,715

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... $ 916,190
6,000 American Water Works Co. Inc. ....... 877,440
53,000 Essential Utilities Inc. .............. 2,044,210
70,000 Mueller Water Products Inc., Cl. A ..... 1,519,000
34,000 Severn Trent plc .................. 1,200,955
22,000 SJW Group ..................... 1,278,420
7,500 The York Water Co. ................ 280,950
8,000 United Utilities Group plc, ADR ........ 224,640
8,341,805
Entertainment  — 2.6%
224,000 Atlanta Braves Holdings Inc., Cl. A† .... 9,441,600
91,500 Atlanta Braves Holdings Inc., Cl. C† .... 3,641,700
29,800 Caesars Entertainment Inc.† .......... 1,243,852
61,333 Fox Corp., Cl. A ................... 2,596,226
71,000 Fox Corp., Cl. B ................... 2,754,800
9,000 International Game Technology plc ..... 191,700
37,880 Madison Square Garden Entertainment
Corp.† ....................... 1,611,036
52,600 Madison Square Garden Sports Corp.† .. 10,954,476
23,600 Netflix Inc.† ..................... 16,738,772
170,000 Ollamani SAB† ................... 320,833
92,000 Paramount Global, Cl. A ............. 2,011,120
245,000 Paramount Global, Cl. B ............. 2,601,900
6,000 Penn Entertainment Inc.† ............ 113,160
59,880 Sphere Entertainment Co.† .......... 2,645,498
19,200 Take-Two Interactive Software Inc.† .... 2,951,232
1,900 The Walt Disney Co. ............... 182,761
105,000 Universal Music Group NV ........... 2,746,698
650,000 Vivendi SE ...................... 7,510,423
670,000 Warner Bros Discovery Inc.† ......... 5,527,500
75,785,287
Environmental Services  — 2.6%
175,500 Republic Services Inc. .............. 35,247,420
29,180 Veolia Environnement SA ............ 958,860
97,222 Waste Connections Inc. ............. 17,385,238
97,100 Waste Management Inc. ............ 20,157,960
73,749,478
Equipment and Supplies  — 2.0%
3,000 CTS Corp. ...................... 145,140
101,000 Flowserve Corp. .................. 5,220,690
111,500 Graco Inc. ...................... 9,757,365
257,250 Mueller Industries Inc. .............. 19,062,225
456,825 RPC Inc. ....................... 2,905,407
70,000 Sealed Air Corp. .................. 2,541,000
103,500 The Timken Co. ................... 8,724,015
29,000 Valmont Industries Inc. ............. 8,408,550
56,764,392
Shares
Market
Value
Financial Services  — 17.1%
255,000 American Express Co. .............. $ 69,156,000
69,400 American International Group Inc. ...... 5,082,162
1,000 Apollo Global Management Inc. ....... 124,910
241,500 Bank of America Corp. .............. 9,582,720
58,000 Berkshire Hathaway Inc., Cl. B† ....... 26,695,080
14,700 BlackRock Inc. ................... 13,957,797
73,500 Blackstone Inc. ................... 11,255,055
24,500 Blue Owl Capital Inc. ............... 474,320
7,174 Brookfield Asset Management Ltd., Cl. A . 339,258
28,500 Brookfield Corp. .................. 1,514,775
196 Brookfield Wealth Solutions Ltd. ....... 10,419
6,900 Brooks Macdonald Group plc ......... 175,274
14,000 Cannae Holdings Inc. .............. 266,840
172,000 Citigroup Inc. .................... 10,767,200
18,200 Cullen/Frost Bankers Inc. ............ 2,035,852
11,000 EXOR NV ....................... 1,177,323
130 Farmers & Merchants Bank of Long Beach 695,500
37,000 Fidelity National Financial Inc. ......... 2,296,220
2,100 First Citizens BancShares Inc., Cl. A .... 3,865,995
84,600 FTAI Aviation Ltd. ................. 11,243,340
22,700 HSBC Holdings plc, ADR ............ 1,025,813
11,900 Interactive Brokers Group Inc., Cl. A .... 1,658,384
20,000 Intercontinental Exchange Inc. ........ 3,212,800
155,000 Invesco Ltd. ..................... 2,721,800
5,850 Janus Henderson Group plc .......... 222,710
288,700 JP Morgan Chase & Co. ............. 60,875,282
63,000 KeyCorp. ....................... 1,055,250
116,900 KKR & Co. Inc. ................... 15,264,802
85,000 Loews Corp. ..................... 6,719,250
500 LPL Financial Holdings Inc. .......... 116,315
41,000 M&T Bank Corp. .................. 7,302,920
7,400 Moody's Corp. ................... 3,511,966
193,826 Morgan Stanley .................. 20,204,422
70,000 National Australia Bank Ltd., ADR ...... 903,700
124,000 Navient Corp. .................... 1,933,160
60,000 Northern Trust Corp. ............... 5,401,800
178,302 Oaktree Specialty Lending Corp. ....... 2,908,106
5,000 PayPal Holdings Inc.† .............. 390,150
80,000 Resona Holdings Inc. .............. 555,283
14,000 S&P Global Inc. .................. 7,232,680
90,000 SLM Corp. ...................... 2,058,300
145,500 State Street Corp. ................. 12,872,385
120,000 SuRo Capital Corp.† ............... 483,600
122,500 T. Rowe Price Group Inc. ............ 13,343,925
612,000 The Bank of New York Mellon Corp. .... 43,978,320
35,500 The Charles Schwab Corp. ........... 2,300,755
31,000 The Goldman Sachs Group Inc. ....... 15,348,410
79,200 The Hartford Financial Services Group Inc. 9,314,712
141,000 The PNC Financial Services Group Inc. .. 26,063,850
66,900 The Travelers Companies Inc. ......... 15,662,628
92,750 W. R. Berkley Corp. ................ 5,261,708

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
526,300 Wells Fargo & Co. ................. $ 29,730,687
2,300 Willis Towers Watson plc ............ 677,419
491,029,332
Food and Beverage  — 8.3%
12,000 Ajinomoto Co. Inc. ................ 463,051
120,117 BellRing Brands Inc.† .............. 7,293,504
374,300 Campbell Soup Co. ................ 18,310,756
900,000 China Mengniu Dairy Co. Ltd. ......... 2,164,950
46,000 Conagra Brands Inc. ............... 1,495,920
156,000 Danone SA ...................... 11,346,382
1,900,000 Davide Campari-Milano NV .......... 16,073,886
6,000 Diageo plc ...................... 208,805
133,000 Diageo plc, ADR .................. 18,665,220
70,954 Flowers Foods Inc. ................ 1,636,909
142,750 General Mills Inc. ................. 10,542,088
18,000 Heineken Holding NV ............... 1,358,488
260,000 ITO EN Ltd. ..................... 6,174,152
5,000 Kellanova ....................... 403,550
125,000 Keurig Dr Pepper Inc. .............. 4,685,000
1,600,000 Kikkoman Corp. .................. 18,123,500
30,000 Lamb Weston Holdings Inc. .......... 1,942,200
10,000 Lifecore Biomedical Inc.† ............ 49,300
108,000 Maple Leaf Foods Inc. .............. 1,768,790
6,000 McCormick & Co. Inc. .............. 495,240
55,000 Molson Coors Beverage Co., Cl. B ...... 3,163,600
357,000 Mondelēz International Inc., Cl. A ...... 26,300,190
60,000 Morinaga Milk Industry Co. Ltd. ....... 1,466,551
10,000 Nathan's Famous Inc. .............. 809,000
4,700 National Beverage Corp. ............ 220,618
24,000 Nestlé SA ....................... 2,409,216
10,000 Nestlé SA, ADR ................... 1,006,700
384,000 Nissin Foods Holdings Co. Ltd. ........ 10,705,778
65,082 Nomad Foods Ltd. ................ 1,240,463
66,000 PepsiCo Inc. ..................... 11,223,300
39,000 Pernod Ricard SA ................. 5,886,782
42,000 Post Holdings Inc.† ................ 4,861,500
19,500 Remy Cointreau SA ................ 1,516,194
2,500 The Boston Beer Co. Inc., Cl. A† ....... 722,850
235,000 The Coca-Cola Co. ................ 16,887,100
34,000 The Hain Celestial Group Inc.† ........ 293,420
1,000 The Hershey Co. .................. 191,780
5,150 The J.M. Smucker Co. .............. 623,665
409,000 The Kraft Heinz Co. ................ 14,359,990
10,000 The Simply Good Foods Co.† ......... 347,700
14,000 TreeHouse Foods Inc.† ............. 587,720
4,000 Unilever plc, ADR ................. 259,840
10,000 WK Kellogg Co. .................. 171,100
470,000 Yakult Honsha Co. Ltd. ............. 10,853,575
239,310,323
Shares
Market
Value
Health Care  — 11.2%
30,500 Abbott Laboratories ............... $ 3,477,305
58,700 AbbVie Inc. ..................... 11,592,076
30,000 AstraZeneca plc, ADR .............. 2,337,300
180,000 Avantor Inc.† .................... 4,656,600
188,000 Bausch + Lomb Corp.† ............. 3,626,520
101,000 Baxter International Inc. ............. 3,834,970
17,500 Becton Dickinson & Co. ............. 4,219,250
2,300 BioMarin Pharmaceutical Inc.† ........ 161,667
11,000 Bio-Rad Laboratories Inc., Cl. A† ...... 3,680,380
60,000 Boston Scientific Corp.† ............ 5,028,000
22,200 Bristol-Myers Squibb Co. ............ 1,148,628
70,000 Catalent Inc.† .................... 4,239,900
25,000 Cencora Inc. ..................... 5,627,000
9,000 Charles River Laboratories International
Inc.† ........................ 1,772,730
12,500 Chemed Corp. ................... 7,512,125
19,000 DaVita Inc.† ..................... 3,114,670
1,000 Demant A/S† .................... 39,065
100,000 DENTSPLY SIRONA Inc. ............ 2,706,000
55,000 Elanco Animal Health Inc.† ........... 807,950
15,000 Elevance Health Inc. ............... 7,800,000
49,600 Eli Lilly & Co. .................... 43,942,624
322,000 Evolent Health Inc., Cl. A† ........... 9,106,160
24,500 Fortrea Holdings Inc.† .............. 490,000
467 GE HealthCare Technologies Inc. ....... 43,828
12,510 Gerresheimer AG ................. 1,114,040
25,000 Haleon plc ...................... 131,322
45,000 Halozyme Therapeutics Inc.† ......... 2,575,800
23,750 HCA Healthcare Inc. ............... 9,652,712
45,500 Henry Schein Inc.† ................ 3,316,950
30,000 ICU Medical Inc.† ................. 5,466,600
8,600 Incyte Corp.† .................... 568,460
39,204 Integer Holdings Corp.† ............. 5,096,520
15,900 Intuitive Surgical Inc.† .............. 7,811,193
101,535 Johnson & Johnson ............... 16,454,762
3,735 Kenvue Inc. ..................... 86,391
24,200 Labcorp Holdings Inc. .............. 5,408,216
10,000 Lantheus Holdings Inc.† ............ 1,097,500
7,000 McKesson Corp. .................. 3,460,940
40,000 Medtronic plc .................... 3,601,200
146,300 Merck & Co. Inc. .................. 16,613,828
191,042 Option Care Health Inc.† ............ 5,979,615
1,000 Organon & Co. ................... 19,130
75,000 Owens & Minor Inc.† .............. 1,176,750
100,000 Pacific Biosciences of California Inc.† ... 170,000
63,000 Patterson Cos. Inc. ................ 1,375,920
103,000 Perrigo Co. plc ................... 2,701,690
65,000 PetIQ Inc.† ...................... 2,000,050
627,500 Pfizer Inc. ...................... 18,159,850
27,430 QuidelOrtho Corp.† ................ 1,250,808
500 Roche Holding AG ................. 159,863

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
9,500 Smith & Nephew plc ............... $ 147,078
31,400 Stryker Corp. .................... 11,343,564
3,000 Teladoc Health Inc.† ............... 27,540
104,000 Tenet Healthcare Corp.† ............. 17,284,800
65,000 Teva Pharmaceutical Industries Ltd., ADR† 1,171,300
54,600 The Cigna Group .................. 18,915,624
46,000 The Cooper Companies Inc.† ......... 5,075,640
15,000 Treace Medical Concepts Inc.† ........ 87,000
4,050 UnitedHealth Group Inc. ............ 2,367,954
8,000 Vertex Pharmaceuticals Inc.† ......... 3,720,640
25,000 Viatris Inc. ...................... 290,250
31,000 Zimmer Biomet Holdings Inc. ......... 3,346,450
58,238 Zoetis Inc. ...................... 11,378,540
321,571,238
Hotels and Gaming  — 0.4%
19,000 Accor SA ....................... 824,844
79,800 Boyd Gaming Corp. ................ 5,159,070
47,000 Entain plc ....................... 479,569
800 Flutter Entertainment plc† ........... 189,824
400 Flutter Entertainment plc† ........... 93,988
16,500 Golden Entertainment Inc. ........... 524,535
13,200 Las Vegas Sands Corp. ............. 664,488
400,000 Mandarin Oriental International Ltd. .... 680,000
23,400 MGM Resorts International† ......... 914,706
16,000 Ryman Hospitality Properties Inc., REIT . 1,715,840
65,000 Super Group SGHC Ltd. ............. 235,950
5,000 Wyndham Hotels & Resorts Inc. ....... 390,700
2,500 Wynn Resorts Ltd. ................ 239,700
12,113,214
Machinery  — 2.4%
66,000 Astec Industries Inc. ............... 2,108,040
1,750,700 CNH Industrial NV ................. 19,432,770
53,800 Deere & Co. ..................... 22,452,354
12,000 Oshkosh Corp. ................... 1,202,520
3,500 Otis Worldwide Corp. .............. 363,790
1,500 Tennant Co. ..................... 144,060
40,000 Twin Disc Inc. .................... 499,600
163,980 Xylem Inc. ...................... 22,142,219
68,345,353
Metals and Mining  — 1.2%
59,585 Agnico Eagle Mines Ltd. ............ 4,800,168
16,000 Alliance Resource Partners LP ........ 400,000
124,190 Barrick Gold Corp. ................ 2,470,139
8,000 BHP Group Ltd., ADR .............. 496,880
14,000 Endeavour Mining plc .............. 332,700
10,000 Franco-Nevada Corp. ............... 1,242,042
860 Franco-Nevada Corp., New York ....... 106,855
198,900 Freeport-McMoRan Inc. ............. 9,929,088
Shares
Market
Value
283,120 Newmont Corp. .................. $ 15,132,764
9,615 Osisko Gold Royalties Ltd. ........... 177,974
35,088,610
Paper and Forest Products  — 0.0%
11,500 International Paper Co. ............. 561,775
2,200 Keweenaw Land Association Ltd.† ..... 71,511
633,286
Publishing  — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 986,064
Real Estate Investment Trust  — 0.6%
46,400 American Tower Corp. .............. 10,790,784
30,000 Apartment Investment and Management
Co., Cl. A† .................... 271,200
16,000 Crown Castle Inc. ................. 1,898,080
1,400 Equinix Inc. ..................... 1,242,682
9,600 VICI Properties Inc. ................ 319,776
85,000 Weyerhaeuser Co. ................. 2,878,100
17,400,622
Retail  — 2.9%
94,500 AutoNation Inc.† .................. 16,907,940
1,000 AutoZone Inc.† ................... 3,150,040
19,000 Bassett Furniture Industries Inc. ....... 274,550
42,000 CarMax Inc.† .................... 3,249,960
64,500 Chipotle Mexican Grill Inc.† .......... 3,716,490
200,000 Conn's Inc.† ..................... 3,420
6,900 Costco Wholesale Corp. ............. 6,116,988
146,500 CVS Health Corp. ................. 9,211,920
70,000 Hertz Global Holdings Inc.† .......... 231,000
98,500 Ingles Markets Inc., Cl. A ............ 7,348,100
29,400 Lowe's Companies Inc. ............. 7,962,990
7,000 Macy's Inc. ..................... 109,830
13,500 MSC Industrial Direct Co. Inc., Cl. A .... 1,161,810
17,000 Penske Automotive Group Inc. ........ 2,761,140
56,250 Rush Enterprises Inc., Cl. B .......... 2,697,188
219,500 Sally Beauty Holdings Inc.† .......... 2,978,615
348,000 Seven & i Holdings Co. Ltd. .......... 5,198,511
15,000 Starbucks Corp. .................. 1,462,350
6,000 The Home Depot Inc. ............... 2,431,200
15,000 The Kroger Co. ................... 859,500
80,000 Walgreens Boots Alliance Inc. ........ 716,800
60,000 Walmart Inc. .................... 4,845,000
83,395,342
Semiconductors  — 1.7%
31,000 Advanced Micro Devices Inc.† ........ 5,086,480
29,000 Applied Materials Inc. .............. 5,859,450
6,500 ASML Holding NV ................. 5,416,125
10,500 Broadcom Inc. ................... 1,811,250
3,000 Entegris Inc. ..................... 337,590
214,000 NVIDIA Corp. .................... 25,988,160

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
3,800 NXP Semiconductors NV ............ $ 912,038
34,804 SkyWater Technology Inc.† .......... 316,020
11,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,910,370
47,637,483
Specialty Chemicals  — 1.3%
11,000 Air Products and Chemicals Inc. ....... 3,275,140
30,000 Ashland Inc. ..................... 2,609,100
7,000 Axalta Coating Systems Ltd.† ......... 253,330
1,000 DSM-Firmenich AG ................ 137,641
203,000 DuPont de Nemours Inc. ............ 18,089,330
17,000 FMC Corp. ...................... 1,120,980
13,000 International Flavors & Fragrances Inc. .. 1,364,090
16,760 Novonesis (Novozymes) B ........... 1,206,841
83,000 Olin Corp. ...................... 3,982,340
6,000 Rogers Corp.† ................... 678,060
5,000 Sensient Technologies Corp. ......... 401,100
65,000 Valvoline Inc.† ................... 2,720,250
35,838,202
Telecommunications  — 2.4%
29,000 AT&T Inc. ....................... 638,000
148,000 BCE Inc. ........................ 5,150,400
390,000 Deutsche Telekom AG, ADR .......... 11,477,700
73,750 Eurotelesites AG† ................. 392,413
62,279 GCI Liberty Inc., Escrow†(a) ......... 1
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,674,075
407,000 Liberty Global Ltd., Cl. C† ........... 8,795,270
44,000 Orange SA, ADR .................. 505,120
50,000 Pharol SGPS SA† ................. 2,460
40,000 Proximus SA .................... 311,682
100,000 Telefonica SA, ADR ................ 486,000
295,000 Telekom Austria AG ................ 2,889,737
100,000 Telephone and Data Systems Inc. ...... 2,325,000
100,000 Telstra Group Ltd., ADR ............. 1,351,000
220,000 TELUS Corp. .................... 3,691,600
83,700 T-Mobile US Inc. .................. 17,272,332
12,000 VEON Ltd., ADR† ................. 365,040
227,500 Verizon Communications Inc. ......... 10,217,025
149,600 Vodafone Group plc, ADR ........... 1,498,992
69,043,847
Transportation  — 0.9%
28,840 Canadian Pacific Kansas City Ltd. ...... 2,466,974
169,700 GATX Corp. ..................... 22,476,765
24,943,739
Shares
Market
Value
Wireless Communications  — 0.2%
85,500 United States Cellular Corp.† ......... $ 4,672,575
TOTAL COMMON STOCKS ......... 2,748,012,772
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 57,000
PREFERRED STOCKS  — 0.0%
Consumer Services  — 0.0%
15,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 652,500
Diversified Industrial  — 0.0%
2,000 Jungheinrich AG .................. 60,244
Health Care  — 0.0%
2,296 XOMA Royalty Corp., Ser. A, 8.625% ... 60,109
TOTAL PREFERRED STOCKS ........ 772,853
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.2%
Energy and Utilities  — 0.2%
110,534 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 5,333,265
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† 3,280
Energy and Utilities: Oil  — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 364,278
TOTAL WARRANTS .............. 367,558
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29(c) ............. 184,500
U.S. GOVERNMENT OBLIGATIONS  — 4.0%
114,310,000 U.S. Treasury Bills,
4.535% to 5.303%††, 10/24/24 to
03/13/25 ...................... 113,440,675
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,634,911,818) ............ $ 2,868,168,623

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 88.4% $ 2,536,446,074
Europe .............................. 7.9 226,744,106
Japan ............................... 3.3 93,521,813
Asia/Pacific ......................... 0.3 9,261,777
Latin America ....................... 0.1 2,194,853
Total Investments ................... 100.0% $ 2,868,168,623